Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 547	$ 258
Fixed-income securities and other cash equivalents	241	51
Consolidated cash and cash equivalents	$ 788	$ 309	[1]	$ 699		$ 699		$ 561

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.